UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals – 10.4%
Agrium, Inc.(a)	78,400	$6,929,776
Air Products & Chemicals, Inc.(a)	93,600	8,166,600
Celanese Corp., Series A(a)	102,200	4,240,278
Dow Chemical Co. (The)(a)	174,025	6,174,407
E. I. du Pont De Nemours & Co.(a)	439,179	22,257,592
Monsanto Co.(a)	75,100	5,510,838
Mosaic Co. (The)(a)	20,200	1,637,008
Olin Corp.(a)	194,300	3,783,021
Potash Corp. of Saskatchewan, Inc.(a)	67,500	12,000,150
Praxair, Inc.(a)	167,200	15,556,288

		86,255,958

Containers & Packaging – 1.0%
Temple-Inland, Inc.(a)	340,883	8,177,783

Energy Equipment & Services – 6.0%
Basic Energy Services, Inc.(a)(b)	53,800	982,388
Calfrac Well Services Ltd.(a)	16,600	563,639
Core Laboratories NV(a)	131,600	12,009,816
Halliburton Co.(a)	182,000	8,190,000
Key Energy Services, Inc.(a)(b)	274,400	3,652,264
Noble Corp.(a)	82,502	3,155,702
Patterson-UTI Energy, Inc.(a)	74,100	1,729,494
Schlumberger Ltd.(a)	121,500	10,812,285
Seadrill Ltd.(a)	95,200	3,135,313
Technip SA(a)	26,900	2,613,320
Trican Well Service Ltd.(a)	152,100	3,332,575

		50,176,796

Machinery – 3.7%
Caterpillar, Inc.(a)	244,225	23,692,267
Deere & Co.(a)	78,000	7,090,200

		30,782,467

Metals & Mining – 43.1%
African Rainbow Minerals Ltd.(a)	278,750	8,168,924
Agnico-Eagle Mines Ltd.(a)	106,950	7,319,658
Alamos Gold, Inc.	800,000	12,095,671
Alcoa, Inc.(a)	280,450	4,647,058
Allegheny Technologies, Inc.(a)	40,100	2,614,119
Alumina Ltd.(a)	1,496,066	3,585,148
Anglo American Plc(a)	97,945	4,802,030
Anglo Platinum Ltd.(a)(b)	50,444	4,955,594
Barrick Gold Corp.(a)	98,600	4,684,486
BHP Billiton Plc(a)	878,600	33,548,227
Carpenter Technology Corp.(a)	42,666	1,755,706
Cia de Minas Buenaventura SA - ADR(a)	196,400	8,052,400
Cliffs Natural Resources, Inc.(a)	28,500	2,435,610
Eramet(a)	15,450	5,487,844
First Quantum Minerals Ltd.(a)	108,000	12,494,932
Freeport-McMoRan Copper & Gold, Inc.(a)	64,500	7,014,375
Fresnillo Plc(a)	475,000	9,858,714
Goldcorp, Inc.(a)	186,750	7,509,218
Harry Winston Diamond Corp.(a)(b)	156,300	1,690,447
IAMGOLD Corp.(a)	100,000	1,901,433
Iluka Resources Ltd.(a)(b)	1,602,186	13,616,826
Impala Platinum Holdings Ltd.(a)	510,200	14,525,624
Industrias Penoles SAB de CV(a)	513,569	17,103,444
Jiangxi Copper Co. Ltd., Class H(a)	1,659,500	5,349,264
Kazakhmys Plc(a)	251,400	6,057,590
Minara Resources Ltd.(a)(b)	1,572,550	1,431,393
Minsur SA(a)	3,846,986	6,277,392
MMC Norilsk Nickel JSC - ADR(a)	13,423	340,353
MMC Norilsk Nickel OJSC	17,866	4,489,471
Newcrest Mining Ltd.(a)	138,585	5,132,964
Newmont Mining Corp.(a)	68,350	3,764,036
OZ Minerals Ltd.(a)	5,596,957	9,146,997
Rio Tinto Plc(a)	517,104	35,512,533
Southern Copper Corp.(a)	75,500	3,383,910
Teck Resources Ltd., Class B(a)	263,400	15,953,673
United States Steel Corp.(a)	39,900	2,301,033
Vale SA - ADR(a)	725,300	25,262,199
Vedanta Resources Plc(a)	432,700	15,749,365
Xstrata Plc(a)	1,177,996	26,090,340
Zijin Mining Group Co. Ltd.(a)	4,273,750	3,396,478

		359,506,479

Oil, Gas & Consumable Fuels – 29.0%
Alpha Natural Resources, Inc.(a)(b)	109,400	5,878,062
Apache Corp.(a)	93,500	11,160,160
Arch Coal, Inc.(a)	83,000	2,842,750
Bill Barrett Corp.(a)(b)	74,700	3,061,206
Cenovus Energy, Inc.(a)	127,500	4,412,775
ConocoPhillips(a)	23,100	1,650,726
Consol Energy, Inc.(a)	233,079	11,584,026
Continental Resources, Inc.(a)(b)	17,400	1,117,254
Crescent Point Energy Corp.(a)	163,500	7,225,121
Denbury Resources, Inc.(a)(b)	367,700	7,482,695
Energy XXI (Bermuda) Ltd.(a)(b)	134,400	3,872,064
EOG Resources, Inc.(a)	104,900	11,160,311
EQT Corp.(a)	151,900	7,320,061
Exxon Mobil Corp.(a)	109,900	8,866,732
Forest Oil Corp.(a)(b)	143,000	5,548,400
Galleon Energy, Inc., Class A(b)	317,400	1,328,113
Gasco Energy, Inc.(b)	579,700	295,647
Hess Corp.(a)	53,900	4,534,068
Massey Energy Co.(a)	255,700	16,073,302
Newfield Exploration Co.(a)(b)	128,600	9,409,662
Noble Energy, Inc.(a)	77,900	7,096,690
Occidental Petroleum Corp.(a)	113,800	11,002,184
OGX Petroleo e Gas Participacoes SA(a)(b)	610,000	6,297,789
Patriot Coal Corp.(a)(b)	17,960	470,013
Peabody Energy Corp.(a)	177,600	11,263,392
Penn West Petroleum Ltd.(a)	365,000	10,033,843
PetroBakken Energy Ltd., Class A(a)	37,310	798,848
PetroChina Co. Ltd. - ADR(a)	14,500	2,019,415
Plains Exploration & Production Co.(a)(b)	181,200	6,414,480
Premier Oil Plc(a)(b)	112,700	3,659,079
QEP Resources, Inc.(a)	116,500	4,734,560
Quicksilver Resources, Inc.(a)(b)(c)	336,300	5,047,863
Range Resources Corp.(a)	106,100	5,291,207
Southwestern Energy Co.(a)(b)	149,200	5,893,400
Statoil ASA(a)	201,800	4,903,824
Straits Resources Ltd.(a)	692,629	1,566,257
Suncor Energy, Inc.(a)	149,100	6,189,141
Talisman Energy, Inc.(a)	312,700	7,167,084
Ultra Petroleum Corp.(a)(b)	63,000	3,006,990
Whiting Petroleum Corp.(a)(b)	109,600	13,840,288

		241,519,482

Paper & Forest Products – 5.3%
Fibria Celulose SA - ADR(a)(b)	325,600	4,984,936
International Paper Co.(a)	414,800	11,979,424
MeadWestvaco Corp.(a)	465,700	13,332,991
Mondi Ltd.	19,005	137,298

January 31, 2011	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Paper & Forest Products (concluded)
Mondi Plc(a)	322,512	$2,630,679
Weyerhaeuser Co.(a)	473,673	10,979,740

		44,045,068

Total Long-Term Investments (Cost – $604,432,251) – 98.5%		820,464,033

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(d)(e)	21,252,547	21,252,547
BlackRock Liquidity Series, LLC Money Market Series,
0.42%,(d)(e)(f)	2,250,000	2,250,000

Total Short-Term Securities (Cost – $23,502,547) – 2.8%		23,502,547

Total Investments Before Outstanding Options Written (Cost – $627,934,798*) – 101.3%		843,966,580

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.8)%
Agnico-Eagle Mines Ltd., Strike Price USD 70, Expires 3/21/11	355	(95,673)
Agrium, Inc., Strike Price USD 85, Expires 2/22/11	130	(64,350)
Agrium, Inc., Strike Price USD 90, Expires 3/21/11	128	(47,360)
Alcoa, Inc., Strike Price USD 17, Expires 3/21/11	925	(45,788)
Allegheny Technologies, Inc., Strike Price USD 67.50, Expires 2/21/11	50	(6,250)
Alpha Natural Resources, Inc., Strike Price USD 60, Expires 3/21/11	50	(8,525)
Alpha Natural Resources, Inc., Strike Price USD 57.50, Expires 3/21/11	195	(46,508)
Apache Corp., Strike Price USD 120, Expires 2/22/11	150	(51,750)
Apache Corp., Strike Price USD 120, Expires 4/18/11	150	(91,125)
Arch Coal, Inc., Strike Price USD 34, Expires 2/21/11	75	(10,612)
Arch Coal, Inc., Strike Price USD 35, Expires 2/22/11	150	(14,025)
Arch Coal, Inc., Strike Price USD 35, Expires 3/21/11	75	(12,300)
Barrick Gold Corp., Strike Price USD 55, Expires 2/22/11	330	(1,485)
Carpenter Technology Corp., Strike Price USD 45, Expires 3/21/11	140	(12,250)
Caterpillar, Inc., Strike Price USD 95, Expires 2/22/11	100	(33,500)
Cia de Minas Buenaventura SA – ADR, Strike Price USD 47, Expires 2/22/11	100	(1,500)
Cia de Minas Buenaventura SA – ADR, Strike Price USD 48, Expires 2/22/11	150	(1,500)
Cia de Minas Buenaventura SA – ADR, Strike Price USD 42, Expires 3/21/11	200	(39,000)
Cia de Minas Buenaventura SA – ADR, Strike Price USD 43, Expires 3/21/11	200	(31,000)
Cliffs Natural Resources, Inc., Strike Price USD 85, Expires 3/21/11	94	(50,995)
ConocoPhillips, Strike Price USD 70, Expires 3/21/11	76	(21,014)
Consol Energy, Inc., Strike Price USD 45, Expires 2/22/11	225	(111,375)
Consol Energy, Inc., Strike Price USD 55, Expires 2/22/11	100	(2,250)
Consol Energy, Inc., Strike Price USD 50, Expires 3/21/11	300	(74,700)
Consol Energy, Inc., Strike Price USD 46, Expires 4/18/11	225	(123,750)
Continental Resources, Inc., Strike Price USD 60, Expires 3/21/11	60	(35,400)
Core Laboratories NV, Strike Price USD 85, Expires 2/21/11	340	(205,700)
Core Laboratories NV, Strike Price USD 85, Expires 3/21/11	95	(64,600)
Deere & Co., Strike Price USD 85, Expires 2/22/11	250	(166,250)
Denbury Resources, Inc., Strike Price USD 20, Expires 2/22/11	605	(42,350)
Denbury Resources, Inc., Strike Price USD 20, Expires 3/21/11	605	(69,575)
Dow Chemical Co. (The), Strike Price USD 36, Expires 3/21/11	575	(66,125)
E. I. du Pont De Nemours & Co., Strike Price USD 50, Expires 2/21/11	100	(11,150)
E. I. du Pont De Nemours & Co., Strike Price USD 49, Expires 3/21/11	100	(22,350)
Energy XXI (Bermuda) Ltd., Strike Price USD 30, Expires 2/22/11	50	(3,750)
EOG Resources, Inc., Strike Price USD 95, Expires 2/22/11	50	(59,000)
EOG Resources, Inc., Strike Price USD 105, Expires 3/21/11	320	(166,400)
Exxon Mobil Corp., Strike Price USD 80, Expires 3/21/11	50	(10,325)
Forest Oil Corp., Strike Price USD 38, Expires 3/21/11	475	(116,375)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 115, Expires 2/21/11	25	(3,838)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 124, Expires 2/22/11	190	(6,935)
Goldcorp, Inc., Strike Price USD 40, Expires 3/21/11	308	(60,830)
Goldcorp, Inc., Strike Price USD 41, Expires 4/18/11	308	(60,060)
Halliburton Co., Strike Price USD 40, Expires 3/21/11	300	(169,500)
Halliburton Co., Strike Price USD 41, Expires 3/21/11	300	(144,000)
Halliburton Co., Strike Price USD 45, Expires 4/18/11	100	(27,400)
Hess Corp., Strike Price USD 80, Expires 2/21/11	180	(89,100)
International Paper Co., Strike Price USD 27, Expires 2/22/11	640	(138,240)
International Paper Co., Strike Price USD 29, Expires 2/22/11	100	(8,100)
International Paper Co., Strike Price USD 30, Expires 3/21/11	100	(7,800)
International Paper Co., Strike Price USD 29, Expires 3/21/11	630	(75,285)
Massey Energy Co., Strike Price USD 57.50, Expires 2/04/11	500	(270,000)
Massey Energy Co., Strike Price USD 55, Expires 2/21/11	500	(407,500)

2	January 31, 2011

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
MeadWestvaco Corp., Strike Price USD 27.50, Expires 2/22/11	320	$(40,000)
MeadWestvaco Corp., Strike Price USD 27.50, Expires 3/21/11	320	(53,600)
Monsanto Co., Strike Price USD 65, Expires 2/22/11	125	(107,500)
Monsanto Co., Strike Price USD 67.50, Expires 2/22/11	125	(78,750)
Mosaic Co. (The), Strike Price USD 80, Expires 3/21/11	67	(34,672)
Newfield Exploration Co., Strike Price USD 75, Expires 2/22/11	420	(68,250)
Noble Corp., Strike Price USD 38, Expires 3/21/11	275	(46,888)
Noble Energy, Inc., Strike Price USD 90, Expires 3/21/11	257	(120,790)
Patriot Coal Corp., Strike Price USD 19, Expires 3/21/11	60	(45,300)
Patterson-UTI Energy, Inc., Strike Price USD 22.50, Expires 2/22/11	50	(7,000)
Peabody Energy Corp., Strike Price USD 65, Expires 2/22/11	100	(12,050)
Peabody Energy Corp., Strike Price USD 60, Expires 3/21/11	100	(51,000)
Peabody Energy Corp., Strike Price USD 65, Expires 3/21/11	415	(96,488)
Penn West Energy Trust, Strike Price USD 26, Expires 2/22/11	520	(89,700)
Penn West Energy Trust, Strike Price USD 24, Expires 2/22/11	245	(82,075)
PetroChina Co. Ltd. – ADR, Strike Price USD 140, Expires 3/21/11	48	(24,480)
Plains Exploration & Production Co., Strike Price USD 34, Expires 2/22/11	100	(20,800)
Plains Exploration & Production Co., Strike Price USD 31, Expires 2/22/11	300	(137,250)
Plains Exploration & Production Co., Strike Price USD 34, Expires 3/21/11	200	(57,400)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 145, Expires 2/22/11	223	(731,998)
Quicksilver Resources, Inc., Strike Price USD 15, Expires 3/21/11	555	(40,238)
Quicksilver Resources, Inc., Strike Price USD 16, Expires 3/21/11	555	(18,038)
Range Resources Corp., Strike Price USD 49, Expires 2/22/11	350	(70,875)
Schlumberger Ltd., Strike Price USD 85, Expires 2/22/11	105	(51,188)
Schlumberger Ltd., Strike Price USD 85, Expires 3/21/11	320	(193,600)
Southern Copper Corp., Strike Price USD 46, Expires 3/21/11	250	(39,375)
Southwestern Energy Co., Strike Price USD 40, Expires 3/21/11	265	(39,353)
Southwestern Energy Co., Strike Price USD 41, Expires 3/21/11	265	(28,223)
Suncor Energy, Inc., Strike Price USD 39, Expires 2/22/11	300	(91,500)
Suncor Energy, Inc., Strike Price USD 40, Expires 3/21/11	195	(56,355)
Talisman Energy, Inc., Strike Price USD 24, Expires 2/22/11	995	(29,850)
Talisman Energy, Inc., Strike Price USD 23, Expires 3/21/11	100	(9,750)
Temple-Inland, Inc., Strike Price USD 24, Expires 2/21/11	100	(11,500)
Temple-Inland, Inc., Strike Price USD 21, Expires 2/22/11	500	(162,500)
Temple-Inland, Inc., Strike Price USD 26, Expires 3/21/11	200	(15,500)
Ultra Petroleum Corp., Strike Price USD 48, Expires 2/22/11	210	(25,725)
United States Steel Corp., Strike Price USD 57.50, Expires 3/21/11	130	(44,200)
Vale SA – ADR, Strike Price USD 35, Expires 2/22/11	1,500	(152,250)
Vale SA – ADR, Strike Price USD 37, Expires 2/22/11	100	(3,000)
Vale SA – ADR, Strike Price USD 37, Expires 3/21/11	795	(58,035)
Vale SA – ADR, Strike Price USD 38, Expires 3/21/11	100	(4,700)
Weyerhaeuser Co., Strike Price USD 19, Expires 2/22/11	99	(41,085)
Weyerhaeuser Co., Strike Price USD 23, Expires 3/21/11	735	(75,338)
Weyerhaeuser Co., Strike Price USD 23, Expires 4/18/11	735	(93,713)
Whiting Petroleum Corp., Strike Price USD 120, Expires 2/22/11	100	(79,500)
Whiting Petroleum Corp., Strike Price USD 120, Expires 3/21/11	150	(147,750)

Total Exchange-Traded Call Options Written		(6,995,655)

Exchange-Traded Put Options Written – 0.0%
Energy XXI (Bermuda) Ltd., Strike Price USD 25, Expires 2/22/11	75	(2,250)
Patterson-UTI Energy, Inc., Strike Price USD 20, Expires 2/22/11	50	(625)

Total Exchange-Traded Put Options Written		(2,875)

Over-the-Counter Call Options Written – (0.5)%
African Rainbow Minerals Ltd., Strike Price ZAR 214.13, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	46,000	(34,377)
African Rainbow Minerals Ltd., Strike Price ZAR 215.19, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	46,000	(36,458)
Air Products & Chemicals, Inc., Strike Price USD 87.50, Expires 3/10/11, Broker UBS Securities LLC	310	(73,224)
Allegheny Technologies, Inc., Strike Price USD 59.70, Expires 2/25/11, Broker Morgan Stanley & Co., Inc.	13,500	(84,218)
Alpha Natural Resources, Inc., Strike Price USD 57.31, Expires 2/01/11, Broker UBS Securities LLC	7,000	–
Alpha Natural Resources, Inc., Strike Price USD 57.31, Expires 2/11/11, Broker UBS Securities LLC	7,000	(4,988)
Alumina Ltd., Strike Price AUD 2.53, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	493,700	(36,924)
Anglo American Plc, Strike Price GBP 34.16, Expires 2/24/11, Broker UBS Securities LLC	32,400	(7,855)
Anglo Platinum Ltd., Strike Price ZAR 701.95, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	16,700	(52,284)

January 31, 2011	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Basic Energy Services, Inc., Strike Price USD 16.38, Expires 2/03/11, Broker Morgan Stanley & Co., Inc.	18,000	$(33,918)
BHP Billiton Plc, Strike Price GBP 25.72, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	290,000	(93,271)
Bill Barrett Corp., Strike Price USD 40.83, Expires 2/02/11, Broker UBS Securities LLC	24,600	(8,760)
Calfrac Well Services Ltd., Strike Price CAD 33.86, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	5,500	(5,599)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/17/11, Broker Goldman Sachs & Co.	35,000	(146,849)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/24/11, Broker Goldman Sachs & Co.	35,000	(154,648)
Celanese Corp., Series A, Strike Price USD 42, Expires 3/10/11, Broker UBS Securities LLC	340	(51,725)
Cenovus Energy, Inc., Strike Price USD 32.68, Expires 3/28/11, Broker Societe General Securities Corp.	42,000	(103,871)
Crescent Point Energy Corp., Strike Price CAD 44.27, Expires 2/02/11, Broker Goldman Sachs & Co.	24,600	(3,228)
Crescent Point Energy Corp., Strike Price CAD 45.32, Expires 2/14/11, Broker Goldman Sachs & Co.	21,000	(3,746)
Crescent Point Energy Corp., Strike Price CAD 44, Expires 3/21/11, Broker T.D. Securities	84	(9,228)
E. I. du Pont De Nemours & Co., Strike Price USD 50.19, Expires 2/07/11, Broker UBS Securities LLC	135,000	(105,154)
Energy XXI (Bermuda) Ltd., Strike Price USD 29.72, Expires 2/11/11, Broker UBS Securities LLC	25,000	(13,704)
EQT Corp., Strike Price USD 44.42, Expires 2/02/11, Broker Morgan Stanley & Co., Inc.	37,700	(141,978)
EQT Corp., Strike Price USD 46.39, Expires 3/28/11, Broker Citigroup Global Markets, Inc.	12,500	(32,989)
Eramet, Strike Price EUR 267.04, Expires 2/08/11, Broker Credit Suisse First Boston	2,600	(7,252)
Eramet, Strike Price EUR 262.91, Expires 3/03/11, Broker Barclays Capital, Inc.	2,600	(24,652)
Exxon Mobil Corp., Strike Price USD 75.75, Expires 3/11/11, Broker Goldman Sachs & Co.	18,000	(93,630)
Exxon Mobil Corp., Strike Price USD 76, Expires 3/17/11, Broker Goldman Sachs & Co.	18,000	(91,369)
Fibria Celulose SA – ADR, Strike Price USD 16.77, Expires 2/28/11, Broker UBS Securities LLC	53,800	(7,834)
Fibria Celulose SA – ADR, Strike Price USD 16.77, Expires 3/11/11, Broker UBS Securities LLC	53,800	(11,989)
First Quantum Minerals Ltd., Strike Price CAD 115, Expires 3/21/11, Broker Bank Of Montreal	356	(296,859)
Fresnillo Plc, Strike Price GBP 17, Expires 2/24/11, Broker UBS Securities LLC	82,500	(569)
Fresnillo Plc, Strike Price GBP 17.09, Expires 3/03/11, Broker UBS Securities LLC	82,500	(1,315)
Galleon Energy, Inc., Class A, Strike Price CAD 4.06, Expires 3/14/11, Broker Morgan Stanley & Co., Inc.	40,000	(11,473)
Harry Winston Diamond Corp., Strike Price CAD 12, Expires 2/22/11, Broker Bank Of Montreal	265	(1,456)
Harry Winston Diamond Corp., Strike Price CAD 11, Expires 3/21/11, Broker T.D. Securities	250	(10,736)
IAMGOLD Corp., Strike Price CAD 19, Expires 2/22/11, Broker Bank Of Montreal	330	(23,893)
Iluka Resources Ltd., Strike Price AUD 9.06, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	528,700	(154,823)
Impala Platinum Holdings Ltd., Strike Price ZAR 229.38, Expires 2/24/11, Broker Credit Suisse First Boston	168,000	(12,717)
Industrias Penoles SAB de CV, Strike Price MXN 461.26, Expires 3/01/11, Broker Citigroup Global Markets, Inc.	128,000	(11,389)
Industrias Penoles SAB de CV, Strike Price MXN 428.84, Expires 3/24/11, Broker Goldman Sachs & Co.	41,500	(34,352)
Jiangxi Copper Co. Ltd., Class H, Strike Price HKD 25.27, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	552,000	(87,792)
Kazakhmys Plc, Strike Price GBP 16.57, Expires 2/24/11, Broker Credit Suisse First Boston	83,000	(17,171)
Key Energy Services, Inc., Strike Price USD 13.60, Expires 3/15/11, Broker Morgan Stanley & Co., Inc.	100,000	(59,000)
MeadWestvaco Corp., Strike Price USD 26.82, Expires 3/04/11, Broker UBS Securities LLC	90,000	(178,628)
Minara Resources Ltd., Strike Price AUD 0.97, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	518,900	(13,626)
Minsur SA, Strike Price USD 4.73, Expires 3/01/11, Broker Credit Suisse First Boston	639,000	(22,755)
Minsur SA, Strike Price USD 4.14, Expires 3/15/11, Broker Citigroup Global Markets, Inc.	639,000	(104,304)
MMC Norilsk Nickel JSC – ADR, Strike Price USD 24.43, Expires 3/03/11, Broker Credit Suisse First Boston	13,400	(19,780)
Mondi Plc, Strike Price GBP 5.39, Expires 2/24/11, Broker UBS Securities LLC	107,000	(12,560)
Newcrest Mining Ltd., Strike Price AUD 37.98, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	46,000	(54,685)
Newmont Mining Corp., Strike Price USD 61.40, Expires 2/03/11, Broker UBS Securities LLC	22,500	–
Occidental Petroleum Corp., Strike Price USD 99.24, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	20,000	(17,671)
Occidental Petroleum Corp., Strike Price USD 99.24, Expires 2/28/11, Broker Morgan Stanley & Co., Inc.	20,000	(31,498)
OGX Petroleo e Gas Participacoes SA, Strike Price USD 20.35, Expires 3/01/11, Broker Barclays Capital, Inc.	200,000	(2,252)
Olin Corp., Strike Price USD 20.27, Expires 3/04/11, Broker Barclays Capital, Inc.	64,000	(20,074)
OZ Minerals Ltd., Strike Price AUD 1.72, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	1,847,000	(94,700)
Patterson-UTI Energy, Inc., Strike Price USD 21, Expires 3/14/11, Broker UBS Securities LLC	200	(55,200)
Penn West Energy Trust, Strike Price USD 25.65, Expires 2/28/11, Broker Credit Suisse First Boston	52,000	(101,400)
PetroBakken Energy Ltd., Class A, Strike Price CAD 21, Expires 2/21/11, Broker Bank Of Montreal	125	(8,738)
Praxair, Inc., Strike Price USD 94.65, Expires 2/28/11, Broker UBS Securities LLC	27,500	(21,389)

4	January 31, 2011

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Praxair, Inc., Strike Price USD 94.65, Expires 3/11/11, Broker UBS Securities LLC	27,500	$(31,306)
Premier Oil Plc, Strike Price GBP 20.45, Expires 2/24/11, Broker UBS Securities LLC	37,200	(22,021)
QEP Resources, Inc., Strike Price USD 38.76, Expires 2/02/11, Broker Citigroup Global Markets, Inc.	19,500	(36,663)
QEP Resources, Inc., Strike Price USD 36.62, Expires 3/07/11, Broker Barclays Capital, Inc.	19,000	(81,655)
Rio Tinto Plc, Strike Price GBP 45.66, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	171,000	(137,416)
Seadrill Ltd., Strike Price NOK 207.05, Expires 3/03/11, Broker Barclays Capital, Inc.	31,500	(6,190)
Statoil ASA, Strike Price NOK 136.55, Expires 2/16/11, Broker UBS Securities LLC	66,600	(55,213)
Straits Resources Ltd., Strike Price AUD 2.31, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	229,000	(23,654)
Technip SA, Strike Price EUR 75.88, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	8,900	(10,385)
Teck Resources Ltd., Class B, Strike Price CAD 62, Expires 3/21/11, Broker Bank Of Montreal	435	(118,160)
Teck Resources Ltd., Class B, Strike Price CAD 63, Expires 3/21/11, Broker Bank Of Montreal	435	(100,350)
Temple-Inland, Inc., Strike Price USD 23.43, Expires 3/14/11, Broker Citigroup Global Markets, Inc.	54,000	(97,859)
Trican Well Service Ltd., Strike Price CAD 22, Expires 2/21/11, Broker Bank Of Montreal	175	(10,049)
Trican Well Service Ltd., Strike Price CAD 21, Expires 2/22/11, Broker Bank Of Montreal	325	(38,947)
Vedanta Resources Plc, Strike Price GBP 25.31, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	143,000	(53,783)
Whiting Petroleum Corp., Strike Price USD 117.43, Expires 2/11/11, Broker Morgan Stanley & Co., Inc.	8,000	(73,947)
Xstrata Plc, Strike Price GBP 14.90, Expires 2/08/11, Broker Morgan Stanley & Co., Inc.	390,000	(27,475)
Zijin Mining Group Co. Ltd., Strike Price HKD 6.19, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	1,410,000	(61,844)

Total Over-the-Counter Call Options Written		(3,945,444)

Over-the-Counter Put Options Written – 0.0%
Patterson-UTI Energy, Inc., Strike Price USD 19.50, Expires 3/14/11, Broker UBS Securities LLC	80	(1,405)

Total Options Written (Premiums Received – $10,108,989) – (1.3)%		(10,945,379)

Total Investments Net of Outstanding Options Written – 100.0%		833,021,201
Other Assets in Excess of Liabilities – 0.0%		130,856

Net Assets – 100.0%		$833,152,057

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$665,262,046

Gross unrealized appreciation	$188,982,023
Gross unrealized depreciation	(10,277,489)

Net unrealized appreciation	$178,704,534

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Net Activity	Shares/ Beneficial Interest Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	22,448,837	(1,196,290)	21,252,547	$10,182
BlackRock Liquidity Series, LLC Money Market Series	2,250,000	–	2,250,000	$1,119

(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	143,722	HKD	1,120,000	Morgan Stanley & Co., Inc.	2/01/11	$70
USD	583,260	AUD	586,000	Citigroup Global Markets	2/02/11	(719)

Total						$(649)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical

January 31, 2011	5

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Chemicals	$86,255,958	–	–	$86,255,958
Containers & Packaging	8,177,783	–	–	8,177,783
Energy Equipment & Services	44,428,163	$5,748,633	–	50,176,796
Machinery	30,782,467	–	–	30,782,467
Metals & Mining	148,260,800	211,245,679	–	359,506,479
Oil, Gas & Consumable Fuels	231,390,322	10,129,160	–	241,519,482
Paper & Forest Products	41,414,389	2,630,679	–	44,045,068
Short-Term Securities	21,252,547	–	–	23,502,547

Total	$611,962,429	$229,754,151	–	$843,966,580

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	–	$70	–	$70
Liabilities:
Equity contracts	$(7,616,939)	(3,328,440)	–	(10,945,379)
Foreign currency exchange contracts	–	(719)	–	(719)

Total	$(7,616,939)	$(3,329,089)	–	$(10,946,028)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

6	January 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Real Asset Equity Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Real Asset Equity Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Real Asset Equity Trust

Date: March 25, 2011